Expense Example {- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-09 - Fidelity® International Growth Fund - Fidelity International Growth Fund-Retail Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 101
3 years	315
5 years	547
10 years	$ 1,213